Average Annual Total Returns{- FundsManager 50% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-11 - FundsManager 50% Portfolio	VIP FundsManager 50% Portfolio-Service VIP Return Before Taxes Past 1 year	VIP FundsManager 50% Portfolio-Service VIP Return Before Taxes Past 5 years	VIP FundsManager 50% Portfolio-Service VIP Return Before Taxes Past 10 years	VIP FundsManager 50% Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP FundsManager 50% Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP FundsManager 50% Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0901 Past 1 year	F0901 Past 5 years	F0901 Past 10 years
Total	14.06%	8.74%	7.26%	13.89%	8.56%	7.09%	18.40%	15.22%	13.88%	12.29%	8.67%	7.47%